INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 - INCOME TAXES

Indoor Harvest operates in the United States; accordingly, federal and state income taxes have been provided based upon the tax laws and rates of the US. Deferred taxes are determined based on the temporary differences between the financial statement and income tax bases of assets and liabilities as measured by the enacted tax rates, which will be in effect when these differences reverse.

The components of deferred income tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets
Net operating losses	$1,005,468	$458,202
Deferred tax liabilities
Accelerated tax depreciation	19,183	16,911
Net deferred tax assets	986,285	441,291
Less: valuation allowance	(986,285)	(441,291)
Net	$—	$—

At December 31, 2016 and 2015, the Company has provided a full valuation allowance for the deferred tax assets. The Company’s accumulated net operating loss as of December 31, 2016 of $2,957,258, if not used, will begin to expire in 2036.

This loss carryforward expires according to the following schedule:

Year Ending December 31,	Amount
2033	$217,074
2034	368,378
2035	761,615
2036	1,610,192
Total	$2,957,258